PROMISSORY NOTE FROM SHAREHOLDER (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Promissory Note From Shareholder Details Narrative
Promissory note from shareholder	$ 26	$ 23	$ 13